Long Term Bank Deposits - Schedule of Long Term Bank Deposits (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long Term Bank Deposits [Line Items]
Maturity of bank deposits	18 months
Bank Time Deposits [Member]
Long Term Bank Deposits [Line Items]
Percentage of Weighted Average Deposits for Wealth Management Product	0.43%	4.00%	0.00%